Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 11,583	$ 7,517	$ 5,850
of which: net gains / (losses) from financial liabilities designated at fair value	(4,843)	17,037	(6,582)
Net income from financial instruments measured at fair value through profit or loss and other	15,353	8,920	7,281
Interest income from loans and deposits	28,569	9,612	6,488
Interest income from securities financing transactions measured at amortised cost	3,948	1,378	513
Interest income from other financial instruments measured at amortized cost	1,187	545	284
Interest income from debt instruments measured at fair value through other comprehensive income	103	74	115
Interest income from derivative instruments designated as cash flow hedges	(2,064)	173	1,133
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	31,743	11,782	8,533
Interest expense on loans and deposits	15,011	2,579	523
Interest expense on securities financing transactions measured at amortised cost	1,968	1,089	1,102
Interest expense on debt issued	11,072	2,803	1,533
Interest expense on lease liabilities	166	92	102
Total interest expense from financial instruments measured at amortized cost	28,216	6,564	3,259
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,527	5,218	5,274
Net interest income from financial instruments measured at fair value through profit or loss and other	3,770	1,403	1,431
Total net interest income	7,297	6,621	6,705
Total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	18,880
Increase / (decrease) in total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	4,743
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	(2,045)	$ 4,112	$ (2,068)
Credit Suisse
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Accretion of purchase price allocation (PPA) adjustments included in total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	1,533
Credit Suisse
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	$ 4,302